Document and Entity Information	May 13, 2026	May 07, 2026
Entity Listings [Line Items]
Document Type		8-K
Document Period End Date		May 13, 2026
Entity Registrant Name		AH REALTY TRUST, INC.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-35908
Entity Tax Identification Number		46-1214914
Entity Address, Address Line One		4605 Columbus St.
Entity Address, Address Line Two
Entity Address, City or Town		Virginia Beach
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		23462
City Area Code	757
Local Phone Number	366-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Information [Line Items]
Amendment Flag		false
Entity Central Index Key		0001569187
Common stock
Entity Listings [Line Items]
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		AHRT
Security Exchange Name		NYSE
Redeemable convertible preferred stock
Entity Listings [Line Items]
Title of 12(b) Security		6.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol		AHRTPrA
Security Exchange Name		NYSE